Accrued expenses (Details) - CHF (SFr) SFr in Thousands	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Trade and other payables and accrued liabilities [Line Items]
Accrued Expenses	SFr 10,976	SFr 16,736
Total	10,976	SFr 16,736
Payments for performance-related remuneration	2,300
Janssen
Trade and other payables and accrued liabilities [Line Items]
Payments for previous accruals	SFr 3,700